COMMITMENTS AND CONTINCENGIES - lease liabilities under operating lease (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Maturity of lease liabilities
2022	$ 445,882
2023	220,094
2024	23,013
Thereafter	0
Total lease payments	688,989
Amount of lease payments representing interest	(28,017)
Total	660,972
Operating Lease, Liability
Current portion	423,124	$ 170,082
Long-term portion	237,848	$ 123,404
Total	$ 660,972